Risk management - Disclosure of Detailed Information about Accounts Receivable (Parenthetical) (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of accounts receivables [line items]
Accounts receivables	$ 62	$ 53
Disposal groups classified as held for sale [member]
Disclosure of accounts receivables [line items]
Accounts receivables	$ 4	$ 0